Document and Entity Information	Mar. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39029
Entity Registrant Name	Mediaco Holding Inc.
Entity Central Index Key	0001784254
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	84-2427771
Entity Address, Address Line One	395 HUDSON ST, FLOOR 7
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	229-9797
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	MDIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false